Note 17. Restructuring Charges (Detail) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended	12 Months Ended	3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 Workforce Reductions [Member] USD ($)	Jan. 31, 2012 Lease Termination Penalty [Member] USD ($)	Jan. 31, 2012 Lease Termination Penalty [Member] CAD	Jan. 31, 2012 Net Recovery Due to Lease Termination of 70% of Former Toronto Office Space [Member] USD ($)
Restructuring Charges	$ 1,781	$ 1,592	$ 62,531	$ 65,904	$ 2,600
Restructuring Reserve, Settled with Cash				62,397		2,500	2,500
Percentage of Toronto Office Space For Which An Early Termination Penalty Was Paid						70.00%	70.00%
Restructuring Reserve, Accrual Adjustment	1,781							700
Restructuring Reserve	$ 3,644	$ 7,600		$ 3,644
Lease, Remaining Term	2 years